Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Class A common stock, subject to possible redemption, shares	34,693,585	33,657,472
Deferred tax assets, valuation allowance	$ 143,000	$ 335,155
Federal depository insurance coverage	$ 250,000	250,000
IPO
Transaction costs		$ 23,353,182
Warrant [Member]
Anti dilutive securities	30,980,000	30,980,000